Equity (Details) - shares		6 Months Ended	12 Months Ended
		Jun. 30, 2020	Dec. 31, 2019
Disclosure of fair value measurement of equity [abstract]
Balance, Beginning	[1]	224,087,799	130,414,799
Issuance of shares and warrants		166,861,280	93,673,000
Balance, Ending	[1]	390,949,079	224,087,799

[1]	Net of 2,641,693 treasury shares of the Company, held by the Company.